Note 5 - Accounts Receivable (Details) - Accounts Receivable - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable [Abstract]
Accounts receivable-margin clients	$ 4,367,417	$ 1,698,861
Accounts receivable- margin clients, net	4,367,417	1,698,861
Accounts receivable-others	12,048,306	12,928,570
Less: Allowance for doubtful accounts	(40,592)	(43,077)
Accounts receivable-others, net	$ 12,007,714	$ 12,885,493